Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 15.      Leases

WISeKey has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2023, WISeKey holds nine operating leases, and one short-term lease. The short-term leases and operating leases relate to premises and office equipment. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

In the years 2023, 2022, and 2021 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,
USD'000	2023	2022	2021
Finance lease cost:
Amortization of right-of-use assets	-	33	68
Interest on lease liabilities	-	1	7
Operating lease cost:
Fixed rent expense	668	587	695
Short-term lease cost	-	2	7
Net lease cost from continuing operations	668	623	777
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	668	623	777
Net lease cost from continuing operations	668	623	777

In the years 2023 and 2022, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	-	61
Operating cash flows from operating leases	614	610
Financing cash flows from finance leases	-	1
Non-cash investing and financing activities :
Net lease cost from continuing operations	668	623
Additions to ROU assets obtained from:
New operating lease liabilities	66	56

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2023:

As at December 31, 2023
USD'000
Right-of-use assets:
Operating leases	2,052
Total right-of-use assets	2,052
Lease liabilities:
Operating leases	2,081
Total lease liabilities	2,081

As at December 31, 2023, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2024	641	-	-	641
2025	615	-	-	615
2026	561	-	-	561
2027	292	-	-	292
2028 and beyond	160	-	-	160
Total future minimum operating and short-term lease payments	2,269	-	-	2,269
Less effects of discounting	(188)	-	-	(188)
Lease liabilities recognized	2,081	-	-	2,081

As of December 31, 2023, the weighted-average remaining lease term was 3.81 years for operating leases.

For our operating leases and because we generally do not have access to the implicit rate in the lease, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2023 was 4.70% and as of December 31, 2022 was 3.21%.